Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 1,562,828	$ 1,152,032
Additions	85,363	338,327
Interest costs capitalized	44,663	72,469
Closing asset under development balance	$ 1,692,854	$ 1,562,828